Acquisitions and Divestitures Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2015
Acquisitions and Divestitures [Abstract]
ACQUISITIONS AND DIVESTITURES
ACQUISITIONS AND DIVESTITURES

ACQUISITIONS

In the fourth quarter of 2015, the Company announced its intention to acquire all 29.8 Wincor Nixdorf ordinary shares through a voluntary tender offer for €38.98 in cash and 0.434 common shares of the Company per outstanding ordinary share of Wincor Nixdorf. The Company considered a number of factors in connection with its evaluation of the proposed transaction, including significant strategic opportunities and potential synergies, as generally supporting its decision to enter into the business combination agreement. The Company intends to finance the cash portion of the purchase price as well as any Wincor Nixdorf debt outstanding under our revolving and term loan credit agreement entered into on December 23, 2015 and bridge agreement entered into on November 23, 2015, which is contingent upon closure of the acquisition. The Company will incur certain costs and fees, some of which will be payable even in the event the acquisition is terminated or expires.

In the first quarter of 2015, the Company acquired 100 percent of the equity interests of Phoenix for a total purchase price of approximately $72.9, including $12.6 of deferred cash payment payable over the next three years. Acquiring Phoenix, a leading developer of innovative multi-vendor software solutions for ATMs and a host of other FSS applications, is a foundational move to accelerate the Company’s growth in the fast-growing managed services and branch automation spaces. The results of operations for Phoenix are primarily included in the NA reportable operating segment within the Company's consolidated financial statements from the date of the acquisition. Preliminary purchase price allocations are subject to further adjustment until all pertinent information regarding the assets acquired and liabilities assumed are fully evaluated.

In the third quarter of 2014, the Company acquired 100 percent of the equity interests of Cryptera, a supplier of the Company's encrypting PIN pad technology with significant capabilities in the research and development of secure payment technologies. This acquisition positioned the Company as a significant original equipment manufacturer of secure payment technologies and allowed the Company to own more of the intellectual property related to its ATMs. The total purchase price was approximately $13.0, which included a 10 percent deferred cash payment paid on the first anniversary of the acquisition. The results of operations for Cryptera are included in the EMEA segment within the Company's consolidated financial statements from the date of the acquisition.

DIVESTITURES

On October 25, 2015, the Company entered into a definitive asset purchase agreement with a wholly owned subsidiary of Securitas AB (Securitas Electronic Security) to divest its electronic security business located in the United States and Canada for an aggregate purchase price of $350.0 in cash, 10.0 percent of which is contingent based on the successful transition of certain customer relationships, which management expects to receive full payment of $35.0 in the first quarter of 2016 now that all contingencies for this payment have been achieved. For ES to continue its growth, it would require resources and investment that Diebold is not committed to make given its focus on the self-service market. The Company is estimating a pre-tax gain of approximately $245.0 on the ES divestiture which will be recognized in the first quarter of 2016 and is subject to change upon the finalization of the working capital adjustments and the income tax effect of gain on sale.

The Company has also agreed to provide certain transition services to Securitas Electronic Security after the closing, including providing Securitas Electronic Security a $6.0 credit for such services.

The closing of the transaction occurred on February 1, 2016. The closing purchase price is subject to a customary working capital adjustment. The Purchase Agreement provides for customary representations, warranties, covenants and agreements.

The operating results for the electronic security business were previously included in the Company's NA segment and have been reclassified to discontinued operations for all of the periods presented. The assets and liabilities of this business are classified as held for sale in the Company's consolidated balance sheet for all of the periods presented. Cash flows provided or used by the electronic security business are presented as cash flows from discontinued operations for all of the periods presented.

The following summarizes select financial information included in income from discontinued operations, net of tax:

	Year ended December 31,
	2015	2014	2013
Net sales
Services	$221.5	$204.8	$216.3
Products	127.0	111.4	58.6
	348.5	316.2	274.9
Cost of sales
Services	181.1	172.6	174.5
Products	102.2	90.5	46.1
	283.3	263.1	220.6
Gross profit	65.2	53.1	54.3
Selling and administrative expense	39.7	37.2	32.3
Income from discontinued operations before taxes	25.5	15.9	22.0
Income tax expense	9.6	6.2	8.3
Income from discontinued operations, net of tax	$15.9	$9.7	$13.7

The following summarizes the assets and liabilities classified as held for sale in consolidated balance sheets:

	December 31,
	2015	2014
ASSETS
Cash and cash equivalents	$(1.5)	$(4.1)
Trade receivables, less allowances for doubtful accounts of $4.0 and $2.1, respectively	75.6	74.6
Inventories	29.1	30.4
Prepaid expenses	0.9	0.8
Other current assets	5.0	4.5
Total current assets	109.1	106.2
Property, plant and equipment, net	5.2	3.8
Goodwill	33.9	33.9
Other assets	—	1.0
Assets held for sale	$148.2	$144.9

LIABILITIES
Accounts payable	$24.8	$13.1
Deferred revenue	13.3	14.3
Payroll and other benefits liabilities	6.6	7.4
Other current liabilities	4.7	4.3
Total current liabilities	49.4	39.1
Other long-term liabilities	—	0.1
Liabilities held for sale	$49.4	$39.2

During 2015, all assets and liabilities classified as held for sale were included in total current assets based on the cash conversion of these assets and liabilities during the first quarter of 2016. The cash and cash equivalents of the electronic security business represents outstanding checks as of December 31, 2015 and 2014.

As of first quarter 2015, the Company agreed to sell its equity interest in its Venezuela joint venture to its joint venture partner and recorded a $10.3 impairment of assets in the first quarter of 2015. On April 29, 2015, the Company closed the sale for the estimated fair market value and recorded a $1.0 reversal of impairment of assets based on final adjustments in the second quarter of 2015, resulting in a $9.3 impairment of assets for the six months ended June 30, 2015. During the remainder of 2015, the Company incurred an additional $0.4 related to uncollectible accounts receivable, which is included in selling and administrative expenses on the consolidated statements of operations. The Company no longer has a consolidating entity in Venezuela which was included in the LA segment but will continue to operate in Venezuela on an indirect basis.

In the second quarter of 2014, the Company divested its Eras subsidiary for a sale price of $20.0, including installment payments of $1.0 on the first and second year anniversary dates of the closing. This sale resulted in a gain of $13.7 recognized within gain on sale of assets, net in the consolidated statement of operations. Eras was included within the NA segment. Total assets and operating results of Eras were not significant to the consolidated financial statements.